Alger Mid Cap Focus Fund, a series of The Alger Funds
360 Park Avenue South
New York, New York 10010
May 12, 2021
VIA EDGAR
Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549
Re:
Alger Mid Cap Focus Fund, a series of The Alger Funds (File Nos.: 811-1355, 33-4959)
Registration Statement on Form N-1A
Ladies and Gentlemen:
On behalf of Alger Mid Cap Focus Fund (the “Fund”), a series of The Alger Funds (the “Trust”), and pursuant to the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, we transmit herewith for filing with the Securities and Exchange Commission (the “Commission”) Post-Effective Amendment No. 133 to the Trust’s Registration Statement on Form N-1A (the “Amendment”). The Amendment contains the prospectus and the statement of additional information for the Fund and is being filed pursuant to Rule 485(a) under the Securities Act to launch two new share classes of the Fund: Class A Shares and Class C Shares.
We respectfully request selective review of the Amendment for the following reasons:
1. The disclosure in the Amendment with respect to the Fund’s investment objective, investment strategies, and risks is substantially identical to disclosure which was very recently reviewed by the Commission staff (the “Staff”) in connection with the Fund’s launch of Class Y Shares on March 1, 2021. In connection with the launch of the Fund’s Class Y Shares, the Fund responded to comments from the Staff via a Correspondence filing, filed on February 23, 2021 (Accession No. 0001193125-21-052126).
2. The annual updating amendment to the Trust’s Prospectus and Statement of Additional Information, filed pursuant to Rule 485(b) under the Securities Act, was most recently filed on March 1, 2021 (Accession No. 0001193125-21-060603), with the definitive version thereof filed pursuant to Rule 497 under the Securities Act on March 5, 2021 (Accession No. 0001193125-21-070888). The disclosure contained therein is substantially similar to the disclosure in the Amendment and can be considered as precedent for the Amendment.
3. The Fund does not believe that there are any material changes in the Amendment to the disclosure contained in these precedent filings and will provide comparisons of the Amendment to such precedent filings, upon request by the Staff.
Should members of the Staff have any questions or comments regarding the Amendment, please contact the undersigned at (212) 806-8838 or tpayne@alger.com, or Mia Pillinger of this office at (212) 806-8806 or mpillinger@alger.com.
Very truly yours,
/s/ Tina Payne
Tina Payne
cc: Hal Liebes, Esq.
Mia G. Pillinger, Esq.